Business Combinations (Details) - Schedule of purchase price as of the date of acquisition - Aug. 31, 2019 - Tianjin Huaying [Member] ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Business Acquisition [Line Items]
Intangible assets (Note 10)	[1]	¥ 59,800	$ 9,256
Net tangible assets	[2]	6,582	1,019
Deferred tax liabilities, net		(14,179)	(2,195)
Goodwill (Note 12)		178,113	27,570
Total fair value of purchase price allocation		230,316	35,650
Consideration		¥ 230,316	$ 35,650

[1]	The acquired intangible assets consisted of trademark, customer relationship and franchise agreements. These intangible assets have estimated amortization periods of five to ten years.
[2]	Net tangible assets acquired primarily included cash and cash equivalent of RMB16,917 (US$2,619), short-term investments of RMB16,350 (US$2,531), prepayment and other current assets of RMB10,366 (US$1,605), property and equipment of RMB1,621 (US$251), accrued expenses and other current liabilities of RMB9,940 (US$1,539) and prepayments from customers of RMB28,732 (US$4,447) as of the date of acquisition.